Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Germany ETF(a)	5,611,516	$162,397,273

Total Investment Companies — 100.0% (Cost: $178,270,927)		162,397,273

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	77,000	77,000

Total Short-Term Investments — 0.1% (Cost: $77,000)		77,000

Total Investments in Securities — 100.1% (Cost: $178,347,927)		162,474,273

Other Assets, Less Liabilities — (0.1)%		(99,690)

Net Assets — 100.0%		$162,374,583

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	75,000	2,000	(a)	—	77,000	$77,000	$320	$—	$—
iShares MSCI Germany ETF	5,844,757	304,211		(537,452)	5,611,516	162,397,273	—	(450,937)	16,340,670

						$162,474,273	$320	$(450,937)	$16,340,670

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	142,280,000	USD	156,664,482	MS	12/03/19	$99,576
EUR	43,000	USD	47,364	SSB	12/03/19	14
USD	5,317,027	EUR	4,757,000	JPM	12/03/19	75,766
USD	31,370,372	EUR	28,309,200	MS	12/03/19	179,305
USD	143,040,967	EUR	128,317,900	RBS	12/03/19	1,660,346
USD	22,367	EUR	20,000	TDB	12/03/19	331
USD	6,019,665	EUR	5,446,000	JPM	01/03/20	4,179
USD	175,676	EUR	159,000	SSB	01/03/20	49

						2,019,566

EUR	3,900,000	USD	4,300,702	BNP	12/03/19	(3,684)
EUR	1,269,000	USD	1,418,104	HSBC	12/03/19	(19,920)
EUR	13,912,100	USD	15,339,481	MS	12/03/19	(11,134)

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	157,050,867	EUR	142,280,000	MS	01/03/20	$(107,307)

						(142,045)

	Net unrealized appreciation					$1,877,521

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$162,397,273	$—	$—	$162,397,273
Money Market Funds	77,000	—	—	77,000

	$162,474,273	$—	$—	$162,474,273

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,019,566	$—	$2,019,566
Liabilities
Forward Foreign Currency Exchange Contracts	—	(142,045)	—	(142,045)

	$—	$1,877,521	$—	$1,877,521

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

Currency Abbreviations

EUR	Euro

USD	United States Dollar

2